ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
3	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2013	2014
	US$	US$
Accounts receivable:
Gross	18,859,182	32,420,858
Unearned interest	(1,139,050)	(1,971,843)
Total accounts receivable	17,720,132	30,449,015
Less: allowance for doubtful accounts	(2,303,029)	(5,776,525)
Accounts receivable, net	15,417,103	24,672,490

The classification of accounts receivable is as follows:

	December 31,
	2013	2014
	US$	US$
Accounts receivable, net – current portion	15,001,222	23,184,239
Accounts receivable, net – non-current portion	415,881	1,488,251
Total accounts receivable, net	15,417,103	24,672,490

The movements of the allowance for doubtful accounts are as follows:

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Balance at the beginning of the year	882,972	1,306,306	2,303,029
Additions charged to bad debt expense	419,383	941,065	7,487,174
Write-off of bad debt allowance	—	—	(4,035,620)
Foreign currency translation adjustment	3,951	55,658	21,942
Balance at the end of the year	1,306,306	2,303,029	5,776,525

The aging analysis of our accounts receivable based on due date is as follows:

	As of December 31,
	2013	2014
	US$	US$
Aging:
– current	11,032,162	11,940,237
– 1-3 months past due	2,583,817	5,058,887
– 4-6 months past due	1,428,159	4,139,377
– 7-12 months past due	1,454,967	6,119,995
– greater than one year past due	1,221,027	3,190,519
Total accounts receivable	17,720,132	30,449,015